Asset retirement obligation	12 Months Ended
Dec. 31, 2022
Asset retirement obligation
Asset retirement obligation

14.Asset retirement obligation

The Company has estimated its asset retirement obligation to be $6,547 as at December 31, 2022 (December 31, 2021 - $162), representing the present value of estimated future rehabilitation costs to remediate disturbances at December 31, 2022. The estimate is based on estimated future rehabilitation costs of $10,928, a nominal discount rate of 12.6% (December 31, 2021 – 11.3%), an inflation rate of 6.3% (December 31, 2021 – 4.0%), resulting in a real discount rate of 6.3% (December 31, 2021 – 7.0%).

Of the $6,547 of asset retirement obligation, $2,877 relates to the Xuxa Mine which is classified within property, plant and equipment with the remaining $3,670 relating to the Barreiro mine classified within exploration and evaluation assets.

Asset retirement obligation, December 31, 2020	—
Additions	$162
Asset retirement obligation, December 31, 2021	162
Accretion	18
Additions	6,243
Cumulative translation adjustment	124
Asset retirement obligation, December 31, 2022	$6,547